FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations - GBP (£) £ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities		£ 72,450	£ 76,314
Asset-backed securities		40,901	55,311
		42,098	56,524
		162,878	151,174
		26,124	34,924
Derivative financial instruments		25,834	36,138
Level 3 financial assets carried at fair value		204,976	207,698
Trading and other financial liabilities at fair value through profit or loss		50,877	54,504
Level 3 financial liabilities carried at fair value		43,062	45,079
Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Trading and other financial liabilities at fair value through profit or loss	[1]
Favourable changes [Member] | Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Trading and other financial liabilities at fair value through profit or loss			2
Favourable changes [Member] | Derivative liabilities [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
		804	960
Unfavourable changes [Member] | Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Trading and other financial liabilities at fair value through profit or loss	[1]
Gross carrying amount [member] | Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Trading and other financial liabilities at fair value through profit or loss	[1]
Option pricing model [member] | Interest rate volatility [Member] | Favourable changes [Member] | Derivative liabilities [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	[1]	804	960
Option pricing model [member] | Interest rate volatility [Member] | Unfavourable changes [Member] | Derivative liabilities [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	[1]
Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities			216
		804	960	£ 723
Derivative financial instruments		1,056	1,399	£ 1,469
Trading and other financial liabilities at fair value through profit or loss			2
Level 3 of fair value hierarchy [member] | Favourable changes [Member] | Financial liabilities at fair value, class [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial liabilities carried at fair value		804	962
Level 3 of fair value hierarchy [member] | Financial assets at fair value, class [member] | Favourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial assets carried at fair value		5,438	6,099
Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities		34,540	38,210
Other		120,642	105,921
Financial assets at fair value through profit or loss, category [member] | Favourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
		3,686	3,806
Financial assets at fair value through profit or loss, category [member] | Lead manager or broker quote [Member] | Favourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities	[1]		59
Financial assets at fair value through profit or loss, category [member] | Lead manager or broker quote [Member] | Unfavourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities	[1]
Financial assets at fair value through profit or loss, category [member] | Discounted cash flow [member] | Credit spreads [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities			(5)
Financial assets at fair value through profit or loss, category [member] | Discounted cash flow [member] | Credit spreads [Member] | Favourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities	[1]	11	29
Financial assets at fair value through profit or loss, category [member] | Discounted cash flow [member] | Credit spreads [Member] | Unfavourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities	[1]		5
Financial assets at fair value through profit or loss, category [member] | Market approach [member] | Earnings multiple [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments			(68)
Financial assets at fair value through profit or loss, category [member] | Market approach [member] | Earnings multiple [Member] | Favourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	[1]	1,879	2,163
Financial assets at fair value through profit or loss, category [member] | Market approach [member] | Earnings multiple [Member] | Unfavourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	[1]	65	63
Financial assets at fair value through profit or loss, category [member] | Market approach [member] | Gross carrying amount [member] | Earnings multiple [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments		(65)
Financial assets at fair value through profit or loss, category [member] | Underlying asset/net asset value (incl. property prices) [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments			(3)
Financial assets at fair value through profit or loss, category [member] | Underlying asset/net asset value (incl. property prices) [Member] | Favourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	[1],[2]	50	54
Financial assets at fair value through profit or loss, category [member] | Underlying asset/net asset value (incl. property prices) [Member] | Unfavourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	[1],[2]	5	2
Financial assets at fair value through profit or loss, category [member] | Underlying asset/net asset value (incl. property prices) [Member] | Gross carrying amount [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	[2]	(5)
Financial assets available-for-sale, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
		42,098	56,524
Financial assets available-for-sale, category [member] | Favourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
		696	894
Financial assets available-for-sale, category [member] | Underlying asset/net asset value (incl. property prices) [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments			(53)
Financial assets available-for-sale, category [member] | Underlying asset/net asset value (incl. property prices) [Member] | Favourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	[1]	604	761
Financial assets available-for-sale, category [member] | Underlying asset/net asset value (incl. property prices) [Member] | Unfavourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	[1]	83	48
Financial assets available-for-sale, category [member] | Underlying asset/net asset value (incl. property prices) [Member] | Gross carrying amount [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments		(42)
Financial assets available-for-sale, category [member] | Various [Member] | Favourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Other	[1]
Financial assets available-for-sale, category [member] | Various [Member] | Unfavourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Other	[1]
Derivative assets [Member] | Favourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Derivative financial instruments		1,056	1,399
Derivative assets [Member] | Option pricing model [member] | Interest rate volatility [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives			(19)
Derivative assets [Member] | Option pricing model [member] | Interest rate volatility [Member] | Favourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	[1]	1,056	1,399
Derivative assets [Member] | Option pricing model [member] | Interest rate volatility [Member] | Unfavourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	[1]	11	(3)
Derivative assets [Member] | Option pricing model [member] | Gross carrying amount [member] | Interest rate volatility [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives		(3)
Discounted cash flow [member] | Financial assets at fair value through profit or loss, category [member] | Underlying asset/net asset value (incl. property prices) [Member] | Broker quotes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities and debt securities, property partnerships in the life funds			(32)
Discounted cash flow [member] | Financial assets at fair value through profit or loss, category [member] | Underlying asset/net asset value (incl. property prices) [Member] | Favourable changes [Member] | Broker quotes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities and debt securities, property partnerships in the life funds	[1]	1,746	1,501
Discounted cash flow [member] | Financial assets at fair value through profit or loss, category [member] | Underlying asset/net asset value (incl. property prices) [Member] | Unfavourable changes [Member] | Broker quotes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities and debt securities, property partnerships in the life funds	[1]	26
Discounted cash flow [member] | Financial assets at fair value through profit or loss, category [member] | Underlying asset/net asset value (incl. property prices) [Member] | Gross carrying amount [member] | Broker quotes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities and debt securities, property partnerships in the life funds		(76)
Consensus pricing [member] | Financial assets available-for-sale, category [member] | Lead manager [Member] | Favourable changes [Member] | Broker quotes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities	[1]	92	133
Consensus pricing [member] | Financial assets available-for-sale, category [member] | Lead manager [Member] | Unfavourable changes [Member] | Broker quotes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities	[1]
Consensus pricing [member] | Financial assets available-for-sale, category [member] | Lead manager [Member] | Gross carrying amount [member] | Broker quotes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities		£ (4)

[1]	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]	Underlying asset/net asset values represent fair value.